INVESTMENTS (Details 3) $ / shares in Units, ¥ in Millions, $ in Millions			1 Months Ended		9 Months Ended
	Mar. 31, 2010 USD ($) item $ / shares shares	Mar. 31, 2010 CNY (¥)	Apr. 30, 2014 CNY (¥)	Mar. 31, 2010 item $ / shares shares	Sep. 30, 2015 CNY (¥)	Sep. 30, 2015 USD ($) $ / shares	Sep. 30, 2015 CNY (¥)
Hanting
Investment transaction disclosures
Purchase of shares, cost of share aggregate	$ 67.5	¥ 461
Purchase of shares, number aggregate	22,049,446			22,049,446
Percentage of equity interest purchased aggregate	9.00%			9.00%
Total number of seats | item	7			7
Number of seats | item	1			1
Fair value of available-for-sale investment						$ 134.0	¥ 852
Increase in fair value of the investment credited to other comprehensive income | ¥					¥ 423
Hanting | Ordinary shares | Private placement
Investment transaction disclosures
Purchase of shares, shares purchased				7,202,482
Hanting | Ordinary shares | Shareholders
Investment transaction disclosures
Purchase of shares, shares purchased				11,646,964
Hanting | Ordinary shares | IPO
Investment transaction disclosures
Purchase of shares, shares purchased				3,200,000
Purchase of shares, price per share | $ / shares	$ 3.0625			$ 3.0625
Hanting | ADS
Investment transaction disclosures
Purchase of shares, number aggregate	3,200,000			3,200,000
Closing price of ADS (in dollars per share) | $ / shares						$ 24.33
Hanting | ADS | IPO
Investment transaction disclosures
Purchase of shares, shares purchased				800,000
Purchase of shares, price per share | $ / shares	$ 12.25			$ 12.25
LY.com
Investment transaction disclosures
Purchase of shares, cost of share aggregate | ¥			¥ 1,400